RISK ASSURANCE LIABILITIES - Schedule of Guarantee Income and Contingent assurance liabilities (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred guarantee income
Balance at beginning of the year	¥ 86,218,888	$ 11,811,939	¥ 298,306,038
Fair value of risk assurance liabilities upon the inception of new loans			34,006
Recognized as guarantee income	(74,431,176)	(10,197,029)	(212,121,156)
Balance at ending of the year	11,787,712	1,614,910	86,218,888
Contingent risk assurance liabilities
Balance at the beginning of the year	125,140,991	17,144,246	103,997,383
Performed risk assurance liabilities	(66,149,524)	(9,062,448)	(306,894,746)
Net loss on contingent risk assurance liabilities	(27,801,042)	(3,808,727)	25,631,610
Balance at end of the year	31,190,425	$ 4,273,071	125,140,991
Adjustment | Adoption of ASC 326
Contingent risk assurance liabilities
Balance at the beginning of the year	¥ 302,406,744
Balance at end of the year			¥ 302,406,744